Details of Significant Accounts - Summary of Reconciliation Between Income Tax Expense and Accounting Profit (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	$ (196,435)	$ (6,996)	$ (160,680)	$ (180,141)
Effect of different tax rates in countries in which the Group operates	(196)	(7)	83	300
Taxable loss not recognized as deferred tax assets	197,909	7,048	161,503	180,379
Prior year income tax underestimation	(146)	(5)	3,214	329
Tax expense (income), continuing operations	$ 1,132	$ 40	$ 4,120	$ 867